Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Currency translation charge	$ (382)	[1]	$ 310		$ (35)
Reclassification of cost of hedging to income statement and recognised within finance costs	$ 3

[1]	Refer to note 1(d).